CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS 60603



                                December 8, 2006



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

        Re:            First Trust Exchange-Traded Fund
                  --------------------------------------------


Ladies and Gentlemen:

        In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the First Trust Exchange-Traded Fund (the "Registrant") and its series, the First Trust Value Line(R) Equity Allocation Index Fund, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 26, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on December 5, 2006.

        If you have any questions or comments, please telephone the undersigned at (312) 845-3484.

                                               Very truly yours,

                                               CHAPMAN AND CUTLER LLP



                                               By: /s/ Morrison C. Warren
                                                   --------------------------
                                                   Morrison C. Warren




cc: W. Scott Jardine
    Eric F. Fess